Submission	Aug. 11, 2025
Submission [Line Items]
Central Index Key	0001786108
Registrant Name	TRINITY CAPITAL INC.
Registration File Number	333-275970
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES